Significant Customers - Schedule of Concentrations of Revenues (Details) - Revenue [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
BlueCross BlueShield [Member]
Concentration of risk percentage	30.00%	27.00%	27.00%	27.00%	26.20%
Priority Health [Member]
Concentration of risk percentage	28.00%	16.00%	26.00%	21.00%	19.70%